Pension Expected Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Domestic Pension Benefits [Member]
Estimated Future Benefit Payments [Abstract]
2012	$ 24.1
2013	23.8
2014	24.2
2015	25.1
2016	25.6
2017-2021	134.9
Non-U.S. Pension Benefits [Member]
Estimated Future Benefit Payments [Abstract]
2012	22.5
2013	23.8
2014	24.9
2015	26.3
2016	27.7
2017-2021	154.2
SERP Benefits [Member]
Estimated Future Benefit Payments [Abstract]
2012	0.5
2013	0.5
2014	1.7
2015	1.5
2016	0.6
2017-2021	6.8
Other Postretirement Benefits [Member]
Estimated Future Benefit Payments [Abstract]
2012	2.2
2013	2.2
2014	2.2
2015	2.2
2016	2.2
2017-2021	$ 10.9